CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
General and administrative expenses	$ (3,613,361)	$ (4,860,189)	$ (3,058,548)
Other income (expense)
(Interest expense)/interest income	147,840	629	219,001
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	3,220,363	(521,738)	(1,474,126)
COMPREHENSIVE INCOME	4,949,250	8,552,216	6,445,282
Less: Comprehensive income attributable to non-controlling interest	111,404
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	4,949,250	8,552,216	6,445,282
Parent Company
Operating expenses:
General and administrative expenses	(1,307,167)	(1,671,700)
Other income (expense)
Equity income of subsidiaries and vies	9,782,013	10,747,395	7,919,408
(Interest expense)/interest income	(175,386)	21
Other finance expenses	(18,442)	(1,762)
NET INCOME	8,281,017	9,073,954	7,919,408
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(3,220,363)	(521,738)	(1,474,126)
COMPREHENSIVE INCOME	4,946,250	8,552,216	6,445,282
Less: Comprehensive income attributable to non-controlling interest	111,404
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	$ 4,946,250	$ 8,552,216	$ 6,445,282